Cash and cash equivalents (Details) - DKK (kr) kr in Thousands	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016	[1]	Dec. 31, 2015	[1]
Cash and cash equivalents
Cash and cash equivalents	kr 860,635	kr 588,718	[1]	kr 323,330		kr 418,796
Restricted cash		5,900
DKK
Cash and cash equivalents
Cash and cash equivalents	343,585	12,824
USD
Cash and cash equivalents
Cash and cash equivalents	96,526	252,884
EUR
Cash and cash equivalents
Cash and cash equivalents	kr 420,524	kr 323,010

[1]	See note 1 to the consolidated financial statements.